Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

	As of December 31
	2012	2013
	$	$
Cost
Furniture, fixtures and equipment	12,506,256	27,332,339
Leasehold improvements	2,624,050	6,331,139
Motor vehicles and software	3,613,056	6,123,775

Sub-total	18,743,362	39,787,253
Less: accumulated depreciation	(6,105,795)	(15,487,835)

Property and equipment, net	12,637,567	24,299,418

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Depreciation expenses were charged to:
Fulfillment expenses	352,921	2,265,757	3,167,289
Marketing expenses	2,128	6,648	17,127
Technology and content expenses	360,194	1,634,180	3,442,934
General and administrative expenses	653,581	620,537	2,211,543

Total	1,368,824	4,527,122	8,838,893

        During the year ended December 31, 2011, the Group has recognized impairment loss of leasehold improvements in the amount of US$437,725. The amount has been charged to general and administrative expenses, as such loss relates to a leased office premise that has no future expected usage due to change of business plan.